CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	$ 458,633	$ 2,821,044
Operating Expenses:
Cost of services (exclusive of depreciation and amortization shown separately below)	216,958	693,978
Research and development	632,369	493,686
Selling, general, and administrative	1,969,875	3,120,572
Depreciation and amortization	219,181	153,928
Total Operating Expenses	3,038,383	4,462,164
Operating Loss	(2,579,750)	(1,641,120)
Non-Operating Income (Expense):
Interest income (expense)	(10,231)	(3,958)
Change in fair value of warrant liability	(1,340)	40,588
Other income	44,614	6,941
Other expense	(743)	(94,513)
Total Other Expense (Income), Net	32,300	(50,942)
Net Loss before Taxes	(2,547,450)	(1,692,062)
Net loss including noncontrolling interest	(2,547,450)	(1,692,062)
Net loss attributable to T Stamp Inc.	$ (2,547,450)	$ (1,692,062)
Basic net loss per share attributable to T Stamp Inc.	$ (0.50)	$ (0.37)
Diluted net loss per share attributable to T Stamp Inc.	$ (0.50)	$ (0.37)
Weighted-average shares used to compute basic net loss per share	5,044,775	4,549,686
Weighted-average shares used to compute diluted net loss per share	5,044,775	4,549,686